Segment, Geographic and Other Information	12 Months Ended
Dec. 31, 2019
Segment, Geographic and Other Information [Abstract]
Segment, Geographic and Other Information
4.	Segment, Geographic and Other Information

(1)	Segment determination and explanation of the measurements

The Company’s operating segments are its business components that generate discrete financial information that is reported to and regularly reviewed by the Company’s the chief operating decision maker, the Chief Executive Officer, for the purpose of resource allocation and assessment of segment performance. The Company’s reportable segments are ‘Transmission and distribution’, ‘Electric power generation (Nuclear)’, ‘Electric power generation (Non-nuclear)’, ‘Plant maintenance & engineering service’ and ‘Others’; others mainly represent the business unit that manages the Company’s foreign operations.

Segment operating profit (loss) is determined the same way that consolidated operating profit is determined under IFRS without any adjustment for corporate allocations. The accounting policies used by each segment are consistent with the accounting policies used in the preparation of the consolidated financial statements. Segment assets and liabilities are determined based on separate financial statements of the entities instead of on a consolidated basis. There are various transactions between the reportable segments, including sales of property, plant and equipment and so on, that are conducted on an arm’s-length basis at market prices that would be applicable to an independent third party. For subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated in the consolidating adjustments in the tables below. In addition, consolidation adjustments in the table below include adjustments of the amount of investment in associates and joint ventures from the cost basis amount reflected in segment assets to that determined using equity method in the consolidated financial statements.

(2)	Financial information of the segments for the years ended December 31, 2017, 2018 and 2019, respectively, are as follows:

		2017
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates and joint ventures	Employee benefit expense	Loss on abandonment of property, plant, and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	59,486,766	2,044,160	57,442,606	3,466,410	49,987	737,971	(105,166)	158,738	384,595	885,195		1,902,634
Electric power generation (Nuclear)		9,415,752	9,359,468	56,284	3,267,510	21,034	487,503	3,637	80,809	—	801,800		1,347,794
Electric power generation (Non-nuclear)		22,795,816	21,885,251	910,565	2,954,375	18,860	486,176	(6,718)	94,075	39,335	171,457		1,523,497
Plant maintenance & engineering service		2,621,440	2,211,716	409,724	109,001	10,801	2,967	(70)	87,344	161	219,382		265,593
Others		655,062	138,352	516,710	36,001	130,003	103,782	—	861	—	(967)		113,296
Consolidation adjustments		(35,638,947)	(35,638,947)	—	(59,586)	(24,542)	(28,847)	—	(30,467)	—	(386,747)		167,055

	￦	59,335,889	—	59,335,889	9,773,711	206,143	1,789,552	(108,317)	391,360	424,091	1,690,120		5,319,869

Finance income													1,530,618

Finance expense													(3,127,952)

Loss related to associates and joint ventures													(108,317)

Profit before income tax												￦	3,614,218

		2018
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profitrelated to associates and joint ventures	Employee benefit expense	Loss on abandonment of property, plant, and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	59,676,952	1,393,120	58,283,832	3,555,158	77,925	708,329	287,268	144,180	424,774	580,931		(1,814,363)
Electric power generation (Nuclear)		8,858,717	8,833,787	24,930	3,088,019	30,422	503,161	9,946	76,467	38,886	520,167		357,401
Electric power generation (Non-nuclear)		25,204,085	24,389,816	814,269	3,269,023	29,313	577,441	58,993	91,140	17,516	(227,234)		482,418
Plant maintenance & engineering service		2,526,126	2,170,959	355,167	114,030	12,505	4,126	1,956	77,526	—	174,785		314,755
Others		996,300	441,436	554,864	55,513	117,878	119,037	—	1,742	—	356		102,421
Consolidation adjustments		(37,229,118)	(37,229,118)	—	(56,949)	(44,276)	(43,636)	—	(30,480)	—	7,989		(127,741)

	￦	60,033,062	—	60,033,062	10,024,794	223,767	1,868,458	358,163	360,575	481,176	1,056,994		(685,109)

Finance income													796,870

Finance expense													(2,470,743)

Gain related to associates and joint ventures													358,163

Loss before income tax												￦	(2,000,819)

		2019
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit/(loss) related to associates and joint ventures	Employee benefit expense	Loss on abandonment of property, plant, and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	58,328,372	1,336,725	56,991,647	3,814,428	73,478	777,120	140,757	298,144	350,865	987,828		(2,568,529)
Electric power generation (Nuclear)		8,937,026	8,908,803	28,223	3,227,695	37,277	511,864	(5,497)	132,283	—	672,134		782,511
Electric power generation (Non-nuclear)		24,254,957	23,472,153	782,804	3,955,333	35,626	655,466	77,641	163,626	13,364	766,407		551,287
Plant maintenance & engineering service		2,627,539	2,254,841	372,698	125,546	14,214	2,861	1,237	124,745	—	124,242		312,341
Others		1,049,324	656,614	392,710	127,364	141,262	134,248	—	18,409	4	2,408		(489,585)
Consolidation adjustments		(36,629,136)	(36,629,136)	—	(121,626)	(33,739)	(34,748)	—	(12,087)	—	(251,804)		(295,552)

	￦	58,568,082	—	58,568,082	11,128,740	268,118	2,046,811	214,138	725,120	364,233	2,301,215		(1,707,527)

Finance income													1,009,706

Finance expense													(2,782,156)

Gain related to associates and joint ventures													214,139

Loss before income tax												￦	(3,265,838)

(3)	Information related to segment assets and segment liabilities as of and for the years ended December 31, 2018 and 2019 are as follows:

		2018
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	107,486,379	3,671,897	6,323,504	53,404,610
Electric power generation (Nuclear)		55,792,704	43,038	2,187,077	30,484,104
Electric power generation (Non-nuclear)		49,296,392	2,114,203	3,435,222	27,558,156
Plant maintenance & engineering service		3,431,068	49,207	111,393	1,200,390
Others		7,816,885	—	382,978	3,165,286

Segment totals		223,823,428	5,878,345	12,440,174	115,812,546

Consolidation adjustments:
Elimination of inter-segment amounts		(41,026,970)	—	(62,717)	(5,055,737)
Equity method adjustment		964,234	—	—	—
Deferred taxes		2,131	—	—	(621)
Others		1,486,238	—	—	3,400,111

		(38,574,367)	—	(62,717)	(1,656,247)

Consolidated totals	￦	185,249,061	5,878,345	12,377,457	114,156,299

		2019
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	109,809,254	3,716,931	6,340,593	58,350,681
Electric power generation (Nuclear)		59,562,190	59,081	2,574,358	33,909,152
Electric power generation (Non-nuclear)		54,758,933	2,088,581	4,955,784	33,117,193
Plant maintenance & engineering service		3,528,879	50,238	95,810	1,124,855
Others		7,833,516	—	344,795	3,531,496

Segment totals		235,492,772	5,914,831	14,311,340	130,033,377

Consolidation adjustments:
Elimination of inter-segment amounts		(39,207,636)	—	(81,555)	(6,654,717)
Equity method adjustment		1,791,844	—	—	—
Deferred taxes		2,048	—	—	5,329,158
Others		(481,236)	—	—	325

		(37,894,980)	—	(81,555)	(1,325,234)

Consolidated totals	￦	197,597,792	5,914,831	14,229,785	128,708,143

(4)	Geographic information

Electric sales, the main operations of the Company, are conducted in the Republic of Korea. The following information on revenue from external customers and non-current assets is determined by the location of the customers and of the assets:

Geographical unit		Revenue from external customers			Non-current assets(*2)
		2017	2018	2019	2017	2018	2019
		In millions of won
Domestic	￦	55,652,807	57,799,991	56,942,128	153,436,810	157,037,428	169,366,365
Overseas(*1)		3,683,082	2,233,071	1,625,954	4,497,535	3,299,346	2,743,755

	￦	59,335,889	60,033,062	58,568,082	157,934,345	160,336,774	172,110,120

(*1)

Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.

(*2)	Amount excludes financial assets and deferred tax assets.

(5)	Information on significant customers

There is no single customer comprising more than 10% of the Company’s revenue for the years ended December 31, 2017, 2018 and 2019.